UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from fees (including related party revenues of $148,198 and $162,686 for the three months ended June 30, 2023 and 2022, respectively, and $301,991 and $321,011 for the six months ended June 30, 2023 and 2022)		$ 185,685	$ 163,302	$ 360,939	$ 321,627
Other Income
Interest income		10,193	17,252	20,590	29,461
Investment income (loss)	[1]	(266)	995	721	995
Total Revenue and Other Income		195,612	181,549	382,250	352,083
Production costs		120,613	104,980	245,670	197,260
Research and development		17,663	65,110	38,794	88,736
Sales and marketing		14,558	50,604	28,858	63,650
General and administrative		53,016	111,479	104,142	163,073
Total Costs and Operating Expenses		205,850	332,173	417,464	512,719
Operating Loss		(10,238)	(150,624)	(35,214)	(160,636)
Other income (loss), net	[2]	(16,895)	6,300	(83,875)	6,613
Loss Before Income Taxes		(27,133)	(144,324)	(119,089)	(154,023)
Income tax expense (2)	[2]	5,006	19,725	11,673	19,539
Net Loss Including Noncontrolling Interests		(32,139)	(164,049)	(130,762)	(173,562)
Less: Net income (loss) attributable to noncontrolling interests		(842)	11,213	(38,494)	19,972
Net Income (Loss) Attributable to Pagaya Technologies Ltd.		(31,297)	(175,262)	(92,268)	(193,534)
Per share data:
Net loss attributable to Pagaya Technologies Ltd. shareholders		(31,297)	(175,262)	(92,268)	(193,534)
Less: Undistributed earnings allocated to participating securities		0	5,531	0	12,205
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders		$ (31,297)	$ (180,793)	$ (92,268)	$ (205,739)
Net loss per share attributable to Pagaya Technologies Ltd.:
Basic (in dollars per share)	[3]	$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Diluted (in dollars per share)	[3]	$ (0.04)	$ (0.71)	$ (0.13)	$ (0.89)
Weighted average shares outstanding:
Basic (in shares)	[3]	715,317,456	255,474,778	712,643,696	230,180,474
Diluted (in shares)	[3]	715,317,456	255,474,778	712,643,696	230,180,474

[1]	Includes income from proprietary investments.
[2]	Amounts for the three and six months ended June 30, 2022 include certain adjustments for the second quarter of 2022 relating to deferred tax assets and warrant liability, which were not originally recorded as of and for the three and six months ended June 30, 2022.
[3]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.